Provisions and contingencies - Disclosure of contingent liabilities (Details) - GBP (£) £ in Thousands		3 Months Ended	12 Months Ended
		Apr. 30, 2019	Jan. 31, 2019
Disclosure of contingent liabilities [line items]
Beginning balance	[1]	£ 1,851	£ 1,641
Additions			19
Unwinding of the discount factor		52	191
Ending balance		1,903	1,851 [1]
Assumed contingent liabilities
Disclosure of contingent liabilities [line items]
Beginning balance		1,657	1,466
Additions			0
Unwinding of the discount factor		52	191
Ending balance		1,709	1,657
Dilapidations
Disclosure of contingent liabilities [line items]
Beginning balance		150	150
Additions			0
Unwinding of the discount factor		0	0
Ending balance		150	150
Royalties
Disclosure of contingent liabilities [line items]
Beginning balance		44	25
Additions			19
Unwinding of the discount factor		0	0
Ending balance		£ 44	£ 44

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’